UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.    Schedule of Investments.
Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2014 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 145.0%
	Convertible Bonds - 90.5%
	Airlines - 0.1%
117,000	United Airlines, Inc.	B	4.500%	01/15/2015	N/A	$ 286,358

	Apparel - 0.1%
EUR 200,000	Adidas AG, Series ADS (Germany)	NR	0.250%	06/14/2019	N/A	325,917
163,000	Iconix Brand Group, Inc.(a) (b)	NR	1.500%	03/15/2018	N/A	212,919
						538,836

	Auto Manufacturers - 0.8%
3,124,000	Navistar International Corp.(a)	CCC-	4.500%	10/15/2018	N/A	3,079,093
EUR 400,000	Volkswagen International Finance NV (Netherlands)(a)	BBB	5.500%	11/09/2015	N/A	624,759
						3,703,852

	Auto Parts & Equipment - 1.8%
EUR 2,437,000	Faurecia, Series EO (France)	B3	3.250%	01/01/2018	N/A	1,055,512
1,043,000	Meritor, Inc.(b)	B-	7.875%	03/01/2026	12/01/20 @ 100	1,519,520
5,905,000	Meritor, Inc.(b) (c)	B-	4.000%	02/15/2027	02/15/19 @ 100	5,838,569
						8,413,601

	Banks - 0.2%
EUR 400,000	CaixaBank SA, Series REPS (Spain)	NR	4.500%	11/22/2016	N/A	530,142
EUR 400,000	CAJA de Ahorros y Pensiones de Barcelona, Series CABK (Spain)	NR	1.000%	11/25/2017	N/A	605,499
						1,135,641

	Biotechnology - 8.8%
7,706,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.125%	09/01/2018	N/A	9,107,529
304,000	Cubist Pharmaceuticals, Inc.(a)	NR	1.875%	09/01/2020	N/A	360,050
1,716,000	Emergent Biosolutions, Inc.(a)	NR	2.875%	01/15/2021	N/A	1,791,075
6,760,000	Exelixis, Inc.	NR	4.250%	08/15/2019	N/A	9,354,150
3,948,000	Gilead Sciences, Inc., Series C(b)	A-	1.000%	05/01/2014	N/A	14,091,893
1,039,000	Gilead Sciences, Inc., Series D	A-	1.625%	05/01/2016	N/A	3,681,961
1,563,000	Incyte Corp. Ltd.(a)	NR	0.375%	11/15/2018	N/A	2,224,344
1,111,000	InterMune, Inc.(b)	NR	2.500%	12/15/2017	N/A	1,444,994
100,000	Medicines Co.	NR	1.375%	06/01/2017	N/A	139,375
						42,195,371

	Commercial Services - 0.1%
JPY 40,000,000	Park24 Co. Ltd. (Japan)(d)	NR	0.000%	04/26/2018	N/A	427,024

	Computers - 0.3%
EUR 2,999	Cap Gemini SA, Series CAP (France)(d)	BBB	0.000%	01/01/2019	N/A	302,061
EUR 32,986	Econocom Group, Series EBAB (Belgium)	NR	1.500%	01/15/2019	N/A	504,285
EUR 356,500	Ingenico, Series ING (France)	NR	2.750%	01/01/2017	N/A	312,473
390,000	SanDisk Corp.(a)	BB	0.500%	10/15/2020	N/A	391,462
						1,510,281

	Diversified Financial Services - 2.7%
422,000	Air Lease Corp.	NR	3.875%	12/01/2018	N/A	581,569
700,000	Hong Kong Exchanges and Clearing Ltd. (China)	NR	0.500%	10/23/2017	N/A	734,650
EUR 6,200,000	Magyar Nemzeti Vagyonkezelo Zrt, Series RICH (Hungary)	Ba1	3.375%	04/02/2019	N/A	8,877,305
354,000	Portfolio Recovery Associates, Inc.(a)	NR	3.000%	08/01/2020	N/A	383,869
2,271,000	Walter Investment Management Corp.(b)	NR	4.500%	11/01/2019	N/A	2,207,128
						12,784,521

	Electric - 0.4%
EUR 1,200,000	CEZ MH BV, Series MOL (Netherlands)(d)	A-	0.000%	08/04/2017	N/A	1,687,198
CNY 2,200,000	China Power International Development Ltd. (China)	NR	2.250%	05/17/2016	N/A	461,329
						2,148,527

	Electrical Components & Equipment - 0.1%
JPY 40,000,000	Nidec Corp. (Japan)(d)	NR	0.000%	09/18/2015	N/A	466,539

	Electronics - 0.2%
283,000	Vishay Intertechnology, Inc.(a)	BB+	2.250%	11/15/2040	N/A	311,477
JPY 35,000,000	Yaskawa Electric Corp. (Japan)(d)	NR	0.000%	03/16/2017	N/A	479,862
						791,339

	Engineering & Construction - 0.1%
400,000	YTL Corp. Finance Labuan Ltd. (Malaysia)	NR	1.875%	03/18/2015	N/A	418,000

	Gas - 0.3%
1,250,000	ENN Energy Holdings Ltd. (Cayman Islands)(d)	NR	0.000%	02/26/2018	N/A	1,491,563

	Hand & Machine Tools - 0.8%
EUR 500,000	KUKA AG, Series KU2 (Germany)	NR	2.000%	02/12/2018	N/A	810,479
JPY 240,000,000	OSG Corp. (Japan)(d)	NR	0.000%	04/04/2022	N/A	3,116,929
						3,927,408

	Health Care Products - 4.1%
5,232,000	HeartWare International, Inc.(b)	NR	3.500%	12/15/2017	N/A	6,500,760
HKD 6,000,000	Hengan International Group Co. Ltd. (Cayman Islands)(d)	NR	0.000%	06/27/2018	N/A	807,490
3,688,000	Hologic, Inc., Series 2010(b) (c) (e)	B+	2.000%	12/15/2037	12/15/16 @ 100	4,206,625
2,787,000	Volcano Corp.(b)	NR	1.750%	12/01/2017	N/A	2,807,902
3,807,000	Wright Medical Group, Inc.(b)	NR	2.000%	08/15/2017	N/A	5,060,931
						19,383,708

	Health Care Services - 1.6%
225,000	Brookdale Senior Living, Inc.	NR	2.750%	06/15/2018	N/A	263,391
5,981,000	LifePoint Hospitals, Inc.(b)	B	3.500%	05/15/2014	N/A	6,403,408
366,000	Molina Healthcare, Inc.(a) (b)	NR	1.125%	01/15/2020	N/A	397,796
381,000	WellPoint, Inc.	A-	2.750%	10/15/2042	N/A	496,967
						7,561,562

	Holding Companies-Diversified - 0.3%
400,000	Giant Great Ltd. (British Virgin Islands)	NR	3.000%	07/21/2016	N/A	533,500
EUR 200,000	Industrivarden AB, Series INDU (Sweden)	A-	2.500%	02/27/2015	N/A	335,249
EUR 300,000	OHL Investments SA, Series OHL (Spain)	NR	4.000%	04/25/2018	N/A	420,748
400,000	Siem Industries, Inc., Series SUBC (Cayman Islands)	NR	1.000%	09/12/2019	N/A	389,840
						1,679,337

	Home Builders - 4.6%
4,700,000	DR Horton, Inc., Series DHI(b)	BB	2.000%	05/15/2014	N/A	8,489,375
3,904,000	Lennar Corp.(a) (b)	BB-	3.250%	11/15/2021	11/20/16 @ 100	7,132,120
3,928,000	Ryland Group, Inc.(b)	BB-	1.625%	05/15/2018	N/A	6,157,140
						21,778,635

	Home Furnishings - 0.5%
EUR 1,700,000	Steinhoff Finance Holding GmbH, Series SHF (Austria)	NR	4.000%	01/30/2021	N/A	2,343,155

	Household Products & Housewares - 1.1%
HKD 34,000,000	Biostime International Holdings Ltd. (Cayman Islands)(d)	NR	0.000%	02/20/2019	N/A	4,461,208
580,000	Jarden Corp.(a) (b)	BB-	1.500%	06/15/2019	N/A	703,975
						5,165,183

	Insurance - 2.7%
5,898,000	Radian Group, Inc.(b)	B-	3.000%	11/15/2017	N/A	8,670,060
327,000	Radian Group, Inc.	B-	2.250%	03/01/2019	N/A	496,631
CHF 2,960,000	Swiss Life Holding AG, Series SLHN (Switzerland)(d)	BBB	0.000%	12/02/2020	N/A	3,564,485
						12,731,176

	Internet - 5.3%
360,000	BroadSoft, Inc.	NR	1.500%	07/01/2018	N/A	387,000
6,186,000	Ctrip.com International Ltd. (Cayman Islands)(a) (f)	NR	1.250%	10/15/2018	N/A	5,664,056
4,171,000	Equinix, Inc.(b)	B+	3.000%	10/15/2014	N/A	6,913,432
726,000	priceline.com, Inc.(b)	BBB	1.000%	03/15/2018	N/A	1,000,519
435,000	SINA Corp. (Cayman Islands)(a)	NR	1.000%	12/01/2018	N/A	406,181
3,750,000	WebMD Health Corp.(b)	NR	2.500%	01/31/2018	N/A	3,942,188
6,800,000	Yahoo!, Inc.(a) (b) (d)	BB+	0.000%	12/01/2018	N/A	6,876,500
						25,189,876

	Investment Companies - 1.2%
EUR 200,000	Aabar Investments PJSC, Series REGS (United Arab Emirates)	NR	4.000%	05/27/2016	N/A	315,561
5,400,000	Billion Express Investments Ltd. (British Virgin Islands)	NR	0.750%	10/18/2015	N/A	5,448,600
						5,764,161

	Iron & Steel - 4.4%
147,624	ArcelorMittal, Series MTUS (Luxembourg)(b)	B+	6.000%	01/15/2016	N/A	3,644,467
16,983,000	United States Steel Corp.(b)	BB-	4.000%	05/15/2014	N/A	17,460,647
						21,105,114

	Lodging - 1.5%
5,000,000	MGM Resorts International(b) (f)	B+	4.250%	04/15/2015	N/A	7,028,125

	Machinery-Diversified - 1.9%
3,821,000	Chart Industries, Inc.(b)	B+	2.000%	08/01/2018	N/A	5,428,208
JPY 31,000,000	Ebara Corp., Series 6 (Japan)(d)	NR	0.000%	03/19/2018	N/A	441,481
1,750,000	Haitian International Holdings Ltd. (Cayman Islands)	NR	2.000%	02/13/2019	N/A	1,731,957
JPY 100,000,000	IHI Corp. (Japan)(d)	NR	0.000%	03/29/2016	03/28/14 @ 100	1,622,788
						9,224,434

	Media - 1.3%
336,000	Liberty Interactive, LLC(a)	BB	0.750%	03/30/2043	04/05/23 @ 100	405,300
5,310,000	Liberty Interactive, LLC(a) (b)	BB	1.000%	09/30/2043	10/05/16 @ 100	5,492,532
401,000	Liberty Media Corp.(a)	NR	1.375%	10/15/2023	N/A	373,431
						6,271,263

	Metal Fabricate & Hardware - 0.1%
309,000	RTI International Metals, Inc.	NR	1.625%	10/15/2019	N/A	316,532

	Mining - 4.0%
13,800,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	15,407,700
3,712,000	Royal Gold, Inc.(b)	NR	2.875%	06/15/2019	N/A	3,779,280
						19,186,980

	Miscellaneous Manufacturing - 0.2%
JPY 30,000,000	Nikkiso Co. Ltd. (Japan)(d)	NR	0.000%	08/02/2018	N/A	324,680
500,000	Siemens Financieringsmaatschappij NV, Series WW (Netherlands)	A+	1.650%	08/16/2019	N/A	582,453
						907,133

	Oil & Gas - 3.2%
7,161,000	Chesapeake Energy Corp.(b)	BB-	2.250%	12/15/2038	12/15/18 @ 100	6,708,962
7,923,000	Cobalt International Energy, Inc.(b)	NR	2.625%	12/01/2019	N/A	7,061,374
500,000	Lukoil International Finance BV (Netherlands)	BBB	2.625%	06/16/2015	N/A	529,750
400,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500%	07/27/2018	N/A	432,720
300,000	Seadrill Ltd. (Bermuda)	NR	3.375%	10/27/2017	N/A	409,800
						15,142,606

	Oil & Gas Services - 0.7%
2,002,000	Hornbeck Offshore Services, Inc.(b)	BB-	1.500%	09/01/2019	N/A	2,220,969
EUR 1,011,500	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	1,196,470
						3,417,439

	Pharmaceuticals - 8.4%
3,801,000	Array BioPharma, Inc.(b)	NR	3.000%	06/01/2020	N/A	4,014,806
2,929,000	Auxilium Pharmaceuticals, Inc.(b)	NR	1.500%	07/15/2018	N/A	3,664,911
10,996,000	BioMarin Pharmaceutical, Inc.(b)	NR	1.500%	10/15/2020	N/A	11,985,640
768,000	Isis Pharmaceuticals, Inc.(b)	NR	2.750%	10/01/2019	N/A	2,403,360
2,637,000	Medivation, Inc.(b)	NR	2.625%	04/01/2017	N/A	4,377,420
557,000	Omnicare, Inc.	BB	3.500%	02/15/2044	02/15/19 @ 93	582,065
2,693,000	Salix Pharmaceuticals Ltd.(b)	NR	1.500%	03/15/2019	N/A	4,328,998
3,325,000	Theravance, Inc.(b)	NR	2.125%	01/15/2023	N/A	5,054,000
4,837,000	Vivus, Inc.(a) (b)	NR	4.500%	05/01/2020	N/A	3,794,022
						40,205,222

	Real Estate - 2.9%
SGD 9,500,000	CapitaLand Ltd., Series REGS (Singapore)	NR	1.850%	06/19/2020	N/A	6,742,978
6,149,000	Forest City Enterprises, Inc.(a) (b)	BB-	3.625%	08/15/2020	08/15/18 @ 100	6,214,333
EUR 90,455	IMMOFINANZ AG (Austria)	NR	4.250%	03/08/2018	N/A	602,304
GBP 200,000	Unite Jersey Issuer Ltd., Series UTG (Jersey)	NR	2.500%	10/10/2018	N/A	340,359
						13,899,974

	Real Estate Investment Trusts - 4.3%
4,483,000	Annaly Capital Management, Inc.(b)	NR	5.000%	05/15/2015	N/A	4,581,066
EUR 400,000	Beni Stabili SpA (Italy)	NR	3.375%	01/17/2018	N/A	587,024
308,000	DDR Corp.	BBB-	1.750%	11/15/2040	11/20/15 @ 100	347,847
GBP 300,000	Derwent London Capital Jersey Ltd. (Jersey)	BBB	2.750%	07/15/2016	N/A	597,312
GBP 300,000	Great Portland Estates Capital Jersey Ltd., Series GPOR (Jersey)	NR	1.000%	09/10/2018	N/A	521,385
272,000	Host Hotels & Resorts, LP(a) (b)	BBB	2.500%	10/15/2029	10/20/15 @ 100	390,830
471,000	NorthStar Realty Finance, LP(a)	NR	5.375%	06/15/2033	06/15/23 @ 100	697,669
304,000	Pennymac Corp.(a)	NR	5.375%	05/01/2020	N/A	296,590
2,603,000	ProLogis, LP(b)	BBB	3.250%	03/15/2015	N/A	2,980,435
7,400,000	SL Green Operating Partnership, LP(a) (b)	BB+	3.000%	10/15/2017	N/A	9,342,500
407,000	Starwood Property Trust, Inc.(b)	BB-	4.000%	01/15/2019	N/A	473,646
						20,816,304

	Retail - 0.1%
253,000	Group 1 Automotive, Inc.(c)	BB	2.250%	06/15/2036	06/15/16 @ 100	293,796
EUR 208,047	Rallye SA, Series COFP (France)	NR	1.000%	10/02/2020	N/A	302,151
						595,947

	Semiconductors - 6.9%
320,000	Microchip Technology, Inc.	NR	2.125%	12/15/2037	N/A	557,400
3,201,000	Micron Technology, Inc.(b)	BB-	1.875%	06/01/2014	N/A	5,173,616
5,909,000	Micron Technology, Inc., Series G(b)	BB-	3.000%	11/15/2043	11/20/18 @ 83	6,267,233
2,968,000	Novellus Systems, Inc.(b)	BBB	2.625%	05/15/2041	N/A	4,698,715
1,623,000	NVIDIA Corp.(a)	BB+	1.000%	12/01/2018	N/A	1,664,589
257,000	ON Semiconductor Corp., Series B	BB+	2.625%	12/15/2026	12/20/16 @ 100	290,410
2,600,000	Semiconductor Manufacturing International Corp., Series REGS (Cayman Islands)(d)	NR	0.000%	11/07/2018	N/A	2,981,576
3,500,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	4,333,000
5,137,000	SunEdison, Inc.(a) (b)	NR	2.000%	10/01/2018	N/A	6,141,926
406,000	Xilinx, Inc.(b)	A-	2.625%	06/15/2017	N/A	654,168
						32,762,633

	Software - 5.0%
3,109,000	Allscripts Healthcare Solutions, Inc.(a) (b)	NR	1.250%	07/01/2020	N/A	3,656,961
298,000	Cornerstone OnDemand, Inc.(a)	NR	1.500%	07/01/2018	N/A	376,411
3,476,000	Electronic Arts, Inc.(b)	NR	0.750%	07/15/2016	N/A	3,903,983
9,995,000	Nuance Communications, Inc.(b)	BB-	2.750%	08/15/2027	08/20/14 @ 100	10,432,281
379,000	Proofpoint, Inc.(a)	NR	1.250%	12/15/2018	N/A	471,618
261,000	Salesforce.com, Inc.(a)	BB	0.250%	04/01/2018	N/A	299,661
4,536,000	ServiceNow, Inc.(a) (b) (d)	NR	0.000%	11/01/2018	N/A	4,938,570
						24,079,485

	Telecommunications - 7.3%
EUR 1,266,050	Alcatel-Lucent, Series ALU (France)	CCC+	4.250%	07/01/2018	N/A	5,970,541
7,401,000	Ciena Corp.(b)	B	0.875%	06/15/2017	N/A	7,595,276
3,324,000	Ciena Corp.(b)	NR	4.000%	12/15/2020	N/A	4,805,257
13,184,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (b)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	15,326,400
334,000	Finisar Corp.(a)	NR	0.500%	12/15/2033	12/22/18 @ 100	353,622
355,000	Ixia	NR	3.000%	12/15/2015	N/A	375,413
EUR 200,000	Nokia OYJ, Series REGS (Finland)	B+	5.000%	10/26/2017	N/A	573,269
						34,999,778

	Transportation - 0.1%
JPY 40,000,000	Yamato Holdings Co., Ltd.(Japan)(d)	NR	0.000%	03/07/2016	N/A	482,914

	Total Convertible Bonds - 90.5%
	(Cost $403,953,424)					432,277,537

	Corporate Bonds - 37.0%
	Aerospace & Defense - 0.3%
1,250,000	Kratos Defense & Security Solutions, Inc.(b)	B	10.000%	06/01/2017	06/01/14 @ 105	1,343,750

	Auto Manufacturers - 0.8%
1,250,000	Allied Specialty Vehicles, Inc.(a) (b)	B+	8.500%	11/01/2019	11/01/16 @ 104	1,318,750
2,500,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	2,734,375
						4,053,125

	Auto Parts & Equipment - 0.7%
1,075,000	Dana Holding Corp.(b)	BB	6.750%	02/15/2021	02/15/16 @ 103	1,166,375
1,000,000	Goodyear Tire & Rubber Co.(b)	B+	8.250%	08/15/2020	08/15/15 @ 104	1,116,200
1,250,000	TRW Automotive, Inc.(a) (b)	BBB-	4.500%	03/01/2021	N/A	1,271,875
						3,554,450

	Banks - 4.9%
5,214,000	Ally Financial, Inc.(b)	BB	4.625%	06/26/2015	N/A	5,415,803
1,450,000	Ally Financial, Inc.(b)	BB	7.500%	09/15/2020	N/A	1,709,187
975,000	CIT Group, Inc.(a) (b)	BB-	5.500%	02/15/2019	N/A	1,043,250
9,769,000	Emigrant Bancorp, Inc.(a) (b)	B-	6.250%	06/15/2014	N/A	9,974,999
5,202,000	Synovus Financial Corp.(b)	B+	5.125%	06/15/2017	N/A	5,475,105
						23,618,344

	Building Materials - 0.2%
1,050,000	Boise Cascade Co.(b)	B+	6.375%	11/01/2020	11/01/15 @ 105	1,099,875

	Chemicals - 2.4%
3,848,000	Ashland, Inc.(b)	BB	4.750%	08/15/2022	05/15/22 @ 100	3,703,700
1,250,000	Celanese US Holdings, LLC(b)	BB+	4.625%	11/15/2022	N/A	1,214,062
1,250,000	Cornerstone Chemical Co., Series AI(b)	B-	9.375%	03/15/2018	03/15/15 @ 107	1,331,250
3,848,000	Rockwood Specialties Group, Inc.(b)	BB+	4.625%	10/15/2020	10/15/15 @ 103	3,924,960
1,275,000	Vertellus Specialties, Inc.(a) (b)	CCC+	9.375%	10/01/2015	10/01/14 @ 100	1,275,000
						11,448,972

	Coal - 0.2%
751,000	SunCoke Energy, Inc.(b)	B+	7.625%	08/01/2019	08/01/14 @ 106	812,958

	Commercial Services - 1.1%
925,000	ADT Corp.(a) (b)	BB-	6.250%	10/15/2021	N/A	957,560
925,000	Cenveo Corp.(b)	CCC+	8.875%	02/01/2018	02/01/15 @ 102	920,375
3,069,000	Prospect Medical Holdings, Inc.(a) (b)	B-	8.375%	05/01/2019	05/01/15 @ 106	3,360,555
						5,238,490

	Computers - 0.1%
625,000	Seagate HDD Cayman (Cayman Islands)(a) (b)	BBB-	4.750%	06/01/2023	N/A	601,563

	Diversified Financial Services - 1.2%
1,450,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	07/01/2021	01/01/17 @ 103	1,370,250
4,422,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	4,565,715
						5,935,965

	Engineering & Construction - 0.2%
1,077,000	MasTec, Inc.	BB-	4.875%	03/15/2023	03/15/18 @ 102	1,017,765

	Entertainment - 0.4%
1,250,000	Churchill Downs, Inc.(a)	BB	5.375%	12/15/2021	12/15/16 @ 104	1,265,625
644,000	Six Flags Entertainment Corp.(a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	639,170
						1,904,795

	Environmental Control - 0.7%
1,250,000	Casella Waste Systems, Inc.(b)	CCC	7.750%	02/15/2019	02/15/15 @ 104	1,287,500
1,875,000	Clean Harbors, Inc.(b)	BB+	5.125%	06/01/2021	12/01/16 @ 103	1,884,375
						3,171,875

	Food - 0.5%
1,500,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	1,436,250
950,000	Marfrig Holding Europe BV (Netherlands)(a) (b)	B	9.875%	07/24/2017	01/24/16 @ 105	935,750
						2,372,000

	Forest Products & Paper - 0.7%
1,250,000	Appvion, Inc.(a)	CCC+	9.000%	06/01/2020	12/01/16 @ 105	1,289,062
625,000	Catalyst Paper Corp. (Canada)(b) (g)	NR	11.000%	10/30/2017	03/10/14 @ 100	506,250
1,200,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	1,212,000
300,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	330,750
						3,338,062

	Health Care Products - 0.3%
1,250,000	Biomet, Inc.(b)	B-	6.500%	08/01/2020	08/01/15 @ 105	1,339,062

	Health Care Services - 2.1%
1,250,000	Fresenius Medical Care US Finance, Inc.(a) (b)	BB+	5.750%	02/15/2021	N/A	1,334,375
2,575,000	HCA Holdings, Inc.(b)	B-	7.750%	05/15/2021	11/15/15 @ 104	2,832,500
1,875,000	Health Net, Inc.(b)	BB	6.375%	06/01/2017	N/A	2,048,438
625,000	HealthSouth Corp.(b)	BB-	8.125%	02/15/2020	02/15/15 @ 104	684,375
1,250,000	IASIS Healthcare, LLC / IASIS Capital Corp.(b)	CCC+	8.375%	05/15/2019	05/15/14 @ 106	1,340,625
1,625,000	Tenet Healthcare Corp.(a) (b)	B+	6.000%	10/01/2020	N/A	1,713,359
						9,953,672

	Household Products & Housewares - 0.3%
1,250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC	CCC+	9.000%	04/15/2019	10/15/14 @ 105	1,339,063

	Insurance - 0.1%
300,000	Fidelity & Guaranty Life Holdings, Inc.(a)	BB-	6.375%	04/01/2021	04/01/16 @ 105	317,250

	Internet - 0.4%
1,250,000	Equinix, Inc.(b)	BB	5.375%	04/01/2023	04/01/18 @ 103	1,231,250
500,000	NetFlix, Inc.(b)	BB-	5.375%	02/01/2021	N/A	506,875
						1,738,125

	Iron & Steel - 0.2%
300,000	Commercial Metals Co.	BB+	4.875%	05/15/2023	02/15/23 @ 100	283,500
835,000	Steel Dynamics, Inc.(b)	BB+	6.375%	08/15/2022	08/15/17 @ 103	914,325
						1,197,825

	Leisure Time - 0.3%
1,250,000	Carlson Wagonlit BV (Netherlands)(a) (b)	B+	6.875%	06/15/2019	06/15/15 @ 105	1,310,937

	Lodging - 0.2%
900,000	Caesars Entertainment Operating Co., Inc.(b)	B-	8.500%	02/15/2020	02/15/16 @ 104	853,313
16	MTR Gaming Group, Inc.	B-	11.500%	08/01/2019	08/01/15 @ 106	18
						853,331

	Machinery-Construction & Mining - 0.2%
775,000	Permian Holdings, Inc.(a)	B-	10.500%	01/15/2018	07/15/15 @ 108	771,125

	Machinery-Diversified - 0.3%
1,250,000	Waterjet Holdings, Inc.(a)	B	7.625%	02/01/2020	02/01/17 @ 104	1,281,250

	Media - 3.0%
625,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	640,625
312,000	Clear Channel Communications, Inc.	CCC+	11.250%	03/01/2021	03/01/16 @ 108	340,080
6,000,000	Clear Channel Worldwide Holdings, Inc., Series B(b)	B	7.625%	03/15/2020	03/15/15 @ 106	6,360,000
2,859,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	3,001,950
625,000	DISH DBS Corp.	BB-	5.125%	05/01/2020	N/A	626,562
1,900,000	Radio One, Inc.(a)	CCC	9.250%	02/15/2020	02/15/17 @ 105	1,947,500
1,250,000	Starz, LLC / Starz Finance Corp.(b)	BB	5.000%	09/15/2019	09/15/15 @ 103	1,292,188
						14,208,905

	Mining - 1.0%
1,250,000	American Gilsonite Co.(a) (b)	B-	11.500%	09/01/2017	09/01/14 @ 109	1,206,250
375,000	Barminco Finance Pty Ltd. (Australia)(a)	B-	9.000%	06/01/2018	N/A	352,500
960,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	BB-	8.250%	11/01/2019	11/01/15 @ 104	1,060,800
1,025,000	FQM Akubra, Inc. (Canada)(a) (b)	B+	8.750%	06/01/2020	06/01/16 @ 104	1,171,062
1,250,000	St Barbara Ltd. (Australia)(a) (b)	B	8.875%	04/15/2018	10/15/15 @ 107	1,043,750
						4,834,362

	Miscellaneous Manufacturing - 0.8%
925,000	Dispensing Dynamics International(a) (b)	B-	12.500%	01/01/2018	01/01/16 @ 106	1,003,625
2,873,000	LSB Industries, Inc.(a) (b)	B+	7.750%	08/01/2019	08/01/16 @ 104	3,059,745
						4,063,370

	Oil & Gas - 5.8%
2,542,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(b)	B	9.625%	10/15/2018	10/15/14 @ 105	2,739,005
1,100,000	Bill Barrett Corp.(b)	B	7.625%	10/01/2019	10/01/15 @ 104	1,193,500
800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(b)	B-	7.875%	04/15/2022	01/15/17 @ 104	855,000
1,850,000	Chesapeake Oilfield Operating, LLC / Chesapeake Oilfield Finance, Inc.(b)	BB-	6.625%	11/15/2019	11/15/15 @ 103	1,951,750
1,250,000	Clayton Williams Energy, Inc.(a) (b)	B3	7.750%	04/01/2019	04/01/15 @ 104	1,300,000
400,000	Clayton Williams Energy, Inc.(b)	B-	7.750%	04/01/2019	04/01/15 @ 104	416,000
975,000	Drill Rigs Holdings, Inc. (Marshall Islands)(a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	1,035,937
1,250,000	Energy XXI Gulf Coast, Inc.(a) (b)	B+	7.500%	12/15/2021	12/15/16 @ 106	1,303,125
1,250,000	Halcon Resources Corp.(a)	CCC+	9.750%	07/15/2020	07/15/16 @ 105	1,301,562
1,250,000	Lightstream Resources Ltd. (Canada)(a)	B-	8.625%	02/01/2020	02/01/16 @ 104	1,275,000
925,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	B-	10.750%	10/01/2020	10/01/16 @ 105	1,005,937
250,000	Northern Blizzard Resources, Inc. (Canada)(a)	B-	7.250%	02/01/2022	02/01/17 @ 105	250,312
925,000	Oasis Petroleum, Inc.(a) (b)	B	6.875%	03/15/2022	09/15/17 @ 103	985,125
1,250,000	PBF Holding Co., LLC / PBF Finance Corp.(b)	BB+	8.250%	02/15/2020	02/15/16 @ 104	1,371,875
1,875,000	Plains Exploration & Production Co.(b)	BBB	6.750%	02/01/2022	02/01/17 @ 103	2,064,844
1,225,000	QEP Resources, Inc.(b)	BB+	6.875%	03/01/2021	N/A	1,326,063
1,450,000	Range Resources Corp.(b)	BB	5.000%	08/15/2022	02/15/17 @ 103	1,444,563
1,250,000	Samson Investment Co.(a) (b)	CCC+	10.500%	02/15/2020	02/15/16 @ 105	1,381,250
1,100,000	SandRidge Energy, Inc.(b)	B-	8.125%	10/15/2022	04/15/17 @ 104	1,156,375
625,000	Talos Production, LLC / Talos Production Finance, Inc.(a)	CCC+	9.750%	02/15/2018	02/15/15 @ 105	645,313
1,250,000	Tesoro Corp.(b)	BB+	5.375%	10/01/2022	10/01/17 @ 103	1,281,250
250,000	Unit Corp.	BB-	6.625%	05/15/2021	05/15/16 @ 103	263,750
1,250,000	W&T Offshore, Inc.(b)	B	8.500%	06/15/2019	06/15/15 @ 104	1,343,750
						27,891,286

	Oil & Gas Services - 0.5%
800,000	Forbes Energy Services Ltd.(b)	B	9.000%	06/15/2019	06/15/15 @ 105	786,000
1,500,000	SESI, LLC(b)	BBB-	6.375%	05/01/2019	05/01/15 @ 103	1,601,250
						2,387,250

	Pharmaceuticals - 0.4%
625,000	JLL/Delta Dutch Newco BV (Netherlands)(a)	CCC+	7.500%	02/01/2022	02/01/17 @ 106	625,781
1,250,000	Valeant Pharmaceuticals International(a) (b)	B	6.375%	10/15/2020	10/15/16 @ 103	1,340,625
						1,966,406

	Pipelines - 1.8%
500,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.(b)	B+	8.875%	02/15/2018	02/15/15 @ 102	525,312
1,175,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.(b)	B	8.375%	06/01/2019	06/01/15 @ 104	1,283,688
300,000	Genesis Energy, LP / Genesis Energy Finance Corp.	B	5.750%	02/15/2021	02/15/17 @ 103	306,000
5,932,000	Regency Energy Partners, LP / Regency Energy Finance Corp.(b)	BB	5.750%	09/01/2020	06/01/20 @ 100	6,169,280
400,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.	BB-	5.875%	10/01/2020	10/01/16 @ 103	412,000
						8,696,280

	Real Estate - 0.2%
750,000	Kennedy-Wilson, Inc.(b)	BB-	8.750%	04/01/2019	04/01/15 @ 104	819,375

	Real Estate Investment Trusts - 0.4%
1,000,000	Corrections Corp. of America(b)	BB+	4.625%	05/01/2023	02/01/23 @ 100	942,500
450,000	DuPont Fabros Technology, LP	BB	5.875%	09/15/2021	09/15/16 @ 104	469,125
570,000	OMEGA Healthcare Investors, Inc.(b)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	582,825
						1,994,450

	Software - 1.2%
1,000,000	Activision Blizzard, Inc.(a) (b)	BB+	6.125%	09/15/2023	09/15/18 @ 103	1,045,000
4,162,000	First Data Corp.(b)	B-	12.625%	01/15/2021	01/15/16 @ 113	4,869,540
						5,914,540

	Telecommunications - 2.0%
1,350,000	EarthLink Holdings Corp.(b)	B+	7.375%	06/01/2020	06/01/16 @ 106	1,383,750
300,000	Hughes Satellite Systems Corp.(b)	B+	6.500%	06/15/2019	N/A	327,750
625,000	Intelsat Luxembourg SA (Luxembourg)(a)	B-	7.750%	06/01/2021	06/01/17 @ 104	672,656
1,000,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	1,155,000
2,500,000	Sprint Corp.(a) (b)	BB-	7.875%	09/15/2023	N/A	2,675,000
650,000	Telesat Canada / Telesat, LLC (Canada)(a) (b)	B	6.000%	05/15/2017	05/15/14 @ 103	676,813
1,275,000	T-Mobile USA, Inc.(b)	BB	6.633%	04/28/2021	04/28/17 @ 103	1,346,719
500,000	Windstream Corp.(b)	B	7.750%	10/01/2021	10/01/16 @ 104	527,500
650,000	Windstream Corp.(b)	B	7.500%	06/01/2022	06/01/17 @ 104	664,625
						9,429,813

	Transportation - 1.1%
475,000	Eletson Holdings (Greece)(a)	B	9.625%	01/15/2022	01/15/18 @ 105	497,563
190,000	Gulfmark Offshore, Inc.(b)	BB-	6.375%	03/15/2022	03/15/17 @ 103	192,375
715,000	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands)(a)	B	8.125%	11/15/2021	11/15/16 @ 106	732,875
625,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(b)	B+	8.125%	02/15/2019	02/15/15 @ 104	640,625
1,250,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a)	BB-	7.375%	01/15/2022	01/15/17 @ 106	1,262,500
900,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)(b)	B+	9.250%	04/15/2019	04/15/14 @ 107	968,625
400,000	Swift Services Holdings, Inc.(b)	B+	10.000%	11/15/2018	11/15/14 @ 105	443,000
375,000	Ultrapetrol Bahamas Ltd. (Bahamas)	B-	8.875%	06/15/2021	06/15/16 @ 107	405,000
						5,142,563

	Total Corporate Bonds - 37.0%
	(Cost $173,075,943)					176,962,229

Number
of Shares	Description					Value
	Term Loans - 0.7%(h)
595,179	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	611,670
1,240,625	Sorenson Communication, Inc.	B-	9.500%	10/31/2014	N/A	1,260,268
1,250,000	Sprint Industrial Holdings LLC	CCC+	11.250%	05/14/2019	N/A	1,262,500
	(Cost $3,060,511)					3,134,438

	Convertible Preferred Stocks - 3.6%
	Aerospace & Defense - 0.8%
59,171	United Technologies Corp.(b)	BBB+	7.500%	08/01/2015		3,812,388

	Diversified Financial Services - 0.2%
16,230	AMG Capital Trust II(b)	BB+	5.150%	10/15/2037		982,929

	Electric - 0.1%
5,800	NextEra Energy, Inc.	NR	5.799%	09/01/2016		307,400

	Hand & Machine Tools - 0.1%
2,801	Stanley Black & Decker, Inc.	BBB+	6.250%	11/17/2016		285,002

	Insurance - 0.3%
56,814	MetLife, Inc.(b)	BBB-	5.000%	03/26/2014		1,656,128

	Oil & Gas - 1.8%
7,362	Chesapeake Energy Corp.(a) (b) (i)	B-	5.750%	-		8,480,104

	Real Estate Investment Trusts - 0.1%
11,273	Alexandria Real Estate Equities, Inc., Series D(i)	NR	7.000%	-		294,563
3,965	Health Care REIT, Inc., Series I(i)	BB+	6.500%	-		215,260
						509,823

	Savings & Loans - 0.2%
24,700	New York Community Capital Trust V	BB	6.000%	11/01/2051		1,200,568

	Total Convertible Preferred Stocks - 3.6%
	(Cost $17,253,250)					17,234,342

	Common Stocks - 13.0%
	Auto Manufacturers - 1.2%
159,718	General Motors Co.(b)					5,762,630

	Banks - 1.2%
103,000	JPMorgan Chase & Co.(f)					5,702,080

	Biotechnology - 0.1%
2,600	Celgene Corp.(f) (j)					395,018

	Health Care Services - 0.3%
49,747	Brookdale Senior Living, Inc.(b) (j)					1,366,053

	Insurance - 0.0%+
-	MetLife, Inc.(k)					49

	Internet - 1.5%
204,600	Yahoo!, Inc.(f) (j)					7,369,692

	Media - 2.6%
52,023	DISH Network Corp., Class A(b) (j)					2,933,057
72,900	Time Warner Cable, Inc.(b)					9,715,383
						12,648,440

	Oil & Gas - 0.4%
65,300	Par Petroleum Corp.(j)					1,462,720
124,200	Premier Oil PLC (United Kingdom)					554,380
						2,017,100

	Oil & Gas Services - 1.3%
121,600	Hornbeck Offshore Services, Inc.(b) (j)					5,193,536
11,900	Technip SA (France)(j)					1,015,020
						6,208,556

	Pharmaceuticals - 0.1%
52,000	MannKind Corp.(j)					281,840

	Real Estate Investment Trusts - 0.7%
81,000	Prologis, Inc.					3,139,560

	Retail - 1.7%
78,000	Lululemon Athletica, Inc. (Canada)(f)(j)					3,563,820
55,700	Tiffany & Co.(f)					4,633,683
						8,197,503

	Telecommunications - 1.9%
156,000	Ixia(b) (j)					1,995,240
52,402	T-Mobile US, Inc.(j)					1,601,929
149,916	Vodafone Group PLC, ADR (United Kingdom)(b) (j)					5,555,887
						9,153,056

	Total Common Stocks - 13.0%
	(Cost $62,677,307)					62,241,577

	Warrants - 0.2%
344,053	MannKind Corp., expiring 02/08/2016(b) (j)					774,119
	(Cost $211,649)

	Total Long-Term Investments - 145.0%
	(Cost $660,232,084)					692,624,242

Contracts (100 shares per contract)	Options Purchased(j)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.0%+
1,580	Yahoo!, Inc.		February 2014	$41.00		$ 18,960

	Put Options Purchased - 0.2%
8,700	iShares MSCI Emerging Markets ETF		February 2014	$37.00		$ 452,400
4,700	SPDR S&P 500 ETF Trust		February 2014	175.00		747,300
						1,199,700

	Total Options Purchased - 0.2%
	(Cost $1,481,615)					1,218,660

Number
of Shares	Description					Value
	Short-Term Investments - 12.8%
	Money Market - 12.8%
61,211,941	Goldman Sachs Financial Prime Obligations - Administration Share Class(l)					$ 61,211,941
	(Cost $61,211,941)

	Total Investments - 158.0%
	(Cost $722,925,640)					755,054,843
	Liabilities in excess of Other Assets - (3.1%)					(15,124,098)
	Total Value of Options Written - 0.0%+ (Premiums received $238,923)					(116,392)
	Margin Loan – (35.6% of Net Assets or 22.5% of Total Investments)					(170,000,000)
	Reverse Repurchase Agreements – (19.3% of Net Assets or 12.2% of Total Investments)					(92,000,000)
	Net Assets - 100.0%					$ 477,814,353

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CHF - Swiss Franc
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - Great Britian Pound
GmbH - Limited Liability
HKD - Hong Kong Dollar
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
OYJ - Public Traded Company
PJSC - Private Joint Stock Company
PLC - Public Limited Company
Pty - Property
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SA - Corporation
SGD - Singapore Dollar
SpA - Limited Share Company

All percentages shown in the Portfolio of Investments are based on Net Assets, unless otherwise noted.
~	The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
+	Less than 0.1%
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2014 these securities amounted to $171,545,648, which represents 35.9% of net assets.

(b)
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements.  As of January 31, 2014, the total amount segregated was $452,712,743.

(c)	Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(d)	Zero coupon bond.
(e)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(f)	All or a portion of this security represents cover for outstanding written options.
(g)
The issuer of this security may elect on May 1 or November 1 of each year to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (1) 7.5% in cash and (2) 5.5% payment-in-kind shares issued out of the restructuring. During the period, the issuer has elected to pay the 11.000% coupon entirely in cash.

(h)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  The rate presented is as of period end.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(i)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2014.
(j)	Non-income producing security.
(k)	Represents less than one share.
(l)	All or a portion of this security has been set aside as collateral for forward exchange currency contracts. At January 31, 2014, the total amount segregated was $61,211,941.

See the previously submitted notes to financial statements for the period ended October 31, 2013.

Contracts (100 shares per contract)	Options Written(a)	Expiration Month	Exercise Price	Value
	Call Options Written - (0.0%)+
26	Celgene Corp.	July 2014	$195.00	$(7,267)
1,030	JPMorgan Chase & Co.	June 2014	67.50	(18,540)
780	Lululemon Athletica, Inc.	June 2014	60.00	(65,520)
557	Tiffany & Co.	May 2014	100.00	(25,065)
	Total Value of Options Written - (0.0%)+
	(Premiums received $238,923)			$(116,392)

+	Less than 0.1%
(a)	Non-income producing security.

Country Breakdown	% of Long-Term Investments
United States	81.7%
Luxembourg	2.8%
Cayman Islands	2.7%
France	1.5%
Hungary	1.3%
Canada	1.1%
Japan	1.0%
Singapore	1.0%
Netherlands	0.9%
United Kingdom	0.9%
British Virgin Islands	0.9%
Marshall Islands	0.7%
South Korea	0.6%
Austria	0.6%
Switzerland	0.5%
Australia	0.3%
Jersey	0.3%
Spain	0.2%
China	0.2%
Germany	0.1%
Italy	0.1%
Finland	0.1%
Belgium	0.1%
Greece	0.1%
Malaysia	0.1%
Bermuda	0.1%
Bahamas	0.1%
Sweden	0.0%*
United Arab Emirates	0.0%*
Subject to change daily.
*Less than 0.1%.

Forward Exchange Currency Contracts
						Net Unrealized
Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Depreciation
EUR	97,000
for USD	131,705	The Bank of New York Mellon	3/19/2014	$131,705	$130,812	$(893)

EUR	103,000
for USD	140,265	The Bank of New York Mellon	2/4/2014	140,265	138,901	(1,364)

EUR	102,875
for USD	140,095	The Bank of New York Mellon	2/4/2014	140,095	138,732	(1,363)

EUR	200,000
for USD	272,360	The Bank of New York Mellon	2/4/2014	272,360	269,710	(2,650)

EUR	3,783,000
for USD	5,148,493	The Bank of New York Mellon	3/19/2014	5,148,493	5,101,650	(46,843)

EUR	800,000
for USD	1,089,440	The Bank of New York Mellon	2/4/2014	1,089,440	1,078,840	(10,600)

EUR	3,765,000
for USD	5,110,193	The Bank of New York Mellon	3/19/2014	5,110,193	5,077,376	(32,817)

HKD	2,000,000
for USD	257,935	The Bank of New York Mellon	2/20/2014	257,935	257,585	(350)

HKD	32,000,000
for USD	4,126,955	The Bank of New York Mellon	2/20/2014	4,126,955	4,121,364	(5,591)
						$(102,471)

						Net Unrealized
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Appreciation/(Depreciation)
CHF	3,120,000
for USD	3,518,307	The Bank of New York Mellon	3/19/2014	$3,518,307	$3,446,356	$71,951

EUR	6,290,000
for USD	8,649,442	The Bank of New York Mellon	3/19/2014	8,649,442	8,482,522	166,920

EUR	125,000
for USD	169,998	The Bank of New York Mellon	3/19/2014	169,998	168,571	1,427

EUR	391,000
for USD	531,532	The Bank of New York Mellon	3/19/2014	531,532	527,292	4,240

EUR	384,000
for USD	520,447	The Bank of New York Mellon	3/19/2014	520,447	517,852	2,595

EUR	371,000
for USD	504,291	The Bank of New York Mellon	3/19/2014	504,291	500,320	3,971

EUR	380,000
for USD	519,166	The Bank of New York Mellon	3/19/2014	519,166	512,457	6,709

EUR	425,000
for USD	578,406	The Bank of New York Mellon	3/19/2014	578,406	573,143	5,263

EUR	4,248
for USD	5,757	The Bank of New York Mellon	2/4/2014	5,757	5,729	28

EUR	19,801,000
for USD	27,228,553	The Bank of New York Mellon	3/19/2014	27,228,553	26,703,087	525,466

EUR	1,439,000
for USD	1,966,001	The Bank of New York Mellon	3/19/2014	1,966,001	1,940,596	25,405

EUR	3,588,041
for USD	4,860,360	The Bank of New York Mellon	2/3/2014	4,860,360	4,838,654	21,706

GBP	871,000
for USD	1,415,784	The Bank of New York Mellon	3/19/2014	1,415,784	1,430,963	(15,179)

GBP	370,000
for USD	601,424	The Bank of New York Mellon	3/19/2014	601,424	607,872	(6,448)

JPY	378,783,000
for USD	3,680,274	The Bank of New York Mellon	3/19/2014	3,680,274	3,714,964	(34,690)

JPY	18,000,000
for USD	172,436	The Bank of New York Mellon	3/19/2014	172,436	176,537	(4,101)

JPY	14,000,000
for USD	134,225	The Bank of New York Mellon	3/19/2014	134,225	137,307	(3,082)

JPY	314,000,000
for USD	3,050,839	The Bank of New York Mellon	3/19/2014	3,050,839	3,079,596	(28,757)

SGD	9,000,000
for USD	7,159,904	The Bank of New York Mellon	3/19/2014	7,159,904	7,041,190	118,714

						$862,138
			Total unrealized appreciation for forward currency contracts			$759,667

At January 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$725,428,711	$47,924,735	$(18,298,603)	$29,626,132	$882,198

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees at January 31, 2014.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended January 31, 2014.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(Value in $000s)
Assets:
Convertible Bonds	$-	$432,278	$-	$432,278
Corporate Bonds	-	176,962	-	176,962
Term Loans	-	3,134	-	3,134
Convertible Preferred Stocks	17,234	-	-	17,234
Common Stocks	62,242	-	-	62,242
Warrants	-	774	-	774
Call Options Purchased	19	-	-	19
Put Options Purchased	1,200	-	-	1,200
Money Market Fund	61,212	-	-	61,212
Forward Exchange Currency Contracts	-	955	-	955
Total	$141,907	$614,103	$-	$756,010
Liabilities:
Call Options Written	$116	$-	$-	$116
Forward Exchange Currency Contracts	-	195	-	195
Total	$116	$195	$-	$311

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels during the period ended January 31, 2014.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
   Tracy V. Maitland
   President and Chief Executive Officer

Date:	March 26, 2014

By:	/s/ Robert White
   Robert White
   Treasurer and Chief Financial Officer

Date:	March 26, 2014